NOTES PAYABLE (Tables)	3 Months Ended
Aug. 31, 2024
Debt Disclosure [Abstract]
Schedule of notes payable

	August 31, 2024	May 31, 2024
Notes payable to an entity, non-interest bearing, due on demand, unsecured	$54,079	$54,079
Note payable to an individual, due on May 22, 2015, in default (B)	25,000	25,000
Note payable to an entity, non-interest bearing, due on February 1, 2016, in default (D)	50,000	50,000
Note payable to a family trust, stated interest of $2,500, due on October 31, 2015, in default (E)	7,000	7,000
Note payable to a corporation, stated interest of $5,000, due on October 21, 2015, in default (G)	50,000	50,000
Note payable to a corporation, stated interest of $5,000, due on November 6, 2015, in default (H)	50,000	50,000
Note payable to an individual, due on December 20, 2015, in default, 24% default rate from January 20, 2016 (I)	25,000	25,000
Convertible note payable to an entity, interest at 12%, due on December 29, 2016, in default (M)	40,000	40,000
Note payable to a family trust, interest at 10%, due on November 30, 2016, in default (P)	25,000	25,000
Convertible note payable to an individual, interest at 10%, due on demand (V)	46,890	46,890
Convertible note payable to an individual, interest at 8%, due on demand (W)	29,000	29,000
Convertible note payable to an individual, interest at 8%, due on demand (X)	21,500	21,500
Convertible note payable to an entity, interest at 10%, due on demand (Y)	8,100	8,100
Convertible note payable to an entity, interest at 10%, due on March 5, 2019, in default (DD)	35,000	35,000
Convertible note payable to an entity, interest at 10%, due on September 18, 2019, in default (GG)	8,505	8,505
Convertible note payable to an entity, interest at 12%, due on November 30, 2021, in default, net of discount of $-0- and $85,233, respectively (SS)	154,764	154,764
Convertible note payable to an entity, interest at 10%, due on June 4, 2022, in default (VV)	152,369	152,369
Convertible note payable to an entity, interest at 8%, due on August 27, 2022, in default (WW)	14,000	14,000
Convertible note payable to an entity, interest at 12%, due on December 21, 2022, in default (YY)	424	424
Convertible note payable to an entity, interest at 12%, due on February 8, 2023, in default (ZZ)	203,095	203,095
Convertible note payable to an entity, interest at 12%, due on November 4, 2023, in default (C)	12,649	12,649
Convertible note payable to an entity, interest at 12%, due on April 10, 2024, in default (F)	76,375	76,375
Convertible note payable to an entity, interest at 10%, due on August 15, 2024, in default, net of discount of $-0- and $11,319, respectively (J)	21,520	10,201
Convertible note payable to an entity, interest at 12%, due on September 18, 2024, net of discount of $172 and $1,052, respectively (K)	3,328	2,448
Convertible note payable to an entity, interest at 12%, due on January 18, 2025, net of discount of $11,636and $19,338, respectively (L)	18,918	11,217
Note payable to an entity, terms to be agreed on and memorialized subsequent to February 29, 2024	48,641	48,641
Note payable to the Small Business Administration under the Payroll Protection Program, interest at 1%, due in installments through May 4, 2022, forgivable in part or whole subject to certain requirements	70,000	70,000
Note payable to the Small Business Administration under the Payroll Protection Program, interest at 1%, due in installments through April 5, 2023, forgivable in part or whole subject to certain requirements	100,000	100,000
Notes payable to individuals, non-interest bearing, due on demand	103,476	103,476
Total Notes Payable	1,454,633	1,434,733
Less: Current Portion	(1,454,633)	(1,434,733)
Long-Term Notes Payable	$–	$–

Schedule of principal balance of notes payable

	August 31, 2024	May 31, 2024

Lender A	$358,283	$358,283
Lender B	209,874	209,874
14 other lenders	898,284	898,285

Total	1,466,441	1,466,442

Less debt discounts	(11,808)	(31,709)

Net	$1,454,633	$1,434,733